COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Comprehensive Income [Abstract]
Net income (loss)	$ 706	$ (84)	$ 876	$ 1,630
Other comprehensive income ,net of tax:
Currency translation adjustment	359	449	(96)	374
Unrealized gain (loss) on derivative financial instruments ,net	(76)	(28)	(64)	12
Unrealized gain (loss) from available-for-sale securities ,net	5	24	0	(21)
Other	11	6	20	(9)
Total comprehensive income	1,005	367	736	1,986
Comprehensive loss attributable to the non-controlling interests	2	5	12	13
Comprehensive income attributable to Teva	$ 1,007	$ 372	$ 748	$ 1,999